Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Net Loss Per Share
Net Loss Per Share

18.  Net Loss Per Share

As the Group incurred losses for the years ended December 31, 2018, 2019 and 2020, the potential preferred shares, share options, convertible loan, warrant and restricted shares granted were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

Considering that the holder of preferred shares has no contractual obligation to participate in the Company’s losses, any losses from the Group should not be allocated to preferred shares.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2018, 2019 and 2020:

	2018	2019	2020
Numerator :
Net loss from continuing operations	(75,088)	(251,299)	(163,478)
Net loss from discontinued operations	(3,612)	—	—
Total net loss	(78,700)	(251,299)	(163,478)
Net loss from continuing operations	(75,088)	(251,299)	(163,478)
Less: Accretions to pre-IPO preferred shares redemption value	(35,066)	—	—
Net loss attributable to TuanChe Limited's shareholders from continuing operations	(110,154)	(251,299)	(163,478)
Net loss attributable to TuanChe Limited's shareholders from discontinued operations	(3,612)	—	—
Denominator:
Weighted average number of ordinary shares outstanding, basic	121,938,427	294,922,074	304,439,440
Weighted average number of ordinary shares outstanding, diluted	121,938,427	294,922,074	304,439,440
Basic net loss per share attributable to TuanChe Limited’s shareholders from continuing operations	(0.90)	(0.85)	(0.54)
Diluted net loss per share attributable to TuanChe Limited’s shareholders from continuing operations	(0.90)	(0.85)	(0.54)
Basic net loss per share attributable to TuanChe Limited’s shareholders from discontinued operations	(0.03)	—	—
Diluted net loss per share attributable to TuanChe Limited’s shareholders from discontinued operations	(0.03)	—	—